Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES
14.	LEASES

The following table summarizes changes in the Company’s lease receivable and lease obligation related to the Company’s office lease and sublease.

	Lease Receivable	Lease Obligation
Balance, April 1, 2021	$396	$1,741
Addition	-	149
Interest accrual	15	72
Interest received or paid	(15)	(72)
Principal repayment	(217)	(637)
Foreign exchange impact	3	10
Balance, March 31, 2022	$182	$1,263
Interest accrual	4	43
Interest received or paid	(4)	(43)
Principal repayment	(172)	(597)
Foreign exchange impact	(10)	(83)
Balance, March 31, 2023	$-	$583
Less: current portion	-	(269)
Non-current portion	$-	$314

The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease obligation as at March 31, 2023:

Lease Obligation
Within 1 year	$283
Between 2 to 5 years	332
Total undiscounted amount	615
Less future interest	(32)
Total discounted amount	$583
Less: current portion	(269)
Non-current portion	$314

The lease obligation were discounted using an estimated incremental borrowing rate of 5%.